LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Loss Per Share
The following table sets forth the computation of the Company`s basic and diluted net loss per ordinary share:

	For the year ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4

Net loss	8,826	12,290	610
Preferred shares dividend	-	295	1,958
Net loss attributable to ordinary shares	8,826	12,585	2,568
Shares used in computing net loss per ordinary share, basic and diluted (in thousands)	14,499	11,918	2,181
Net loss per ordinary share, basic and diluted	0.61	1.06	1.18

Schedule of Anti-Dilutive Securities
	For the year ended December 31,
	2 0 1 6	2 0 1 5	2 0 14
	(number)
Warrants and share options	10,182	9,535	780
Preferred shares	-	654	4,339
	24,681	22,107	7,300